Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 203,810	$ 157,208
Gross unrealized gains	1,042	1,037
Gross unrealized losses	(1,912)	(1,885)
Fair value	202,940	156,360
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	27,793	13,165
Gross unrealized gains	46	31
Gross unrealized losses	(19)	(27)
Fair value	27,820	13,169
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,983	7,563
Gross unrealized gains	31	27
Gross unrealized losses	(61)	(36)
Fair value	9,953	7,554
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	105,351	81,632
Gross unrealized gains	283	333
Gross unrealized losses	(1,687)	(1,699)
Fair value	103,947	80,266
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	16,145	10,199
Gross unrealized gains	11	6
Gross unrealized losses	(52)	(49)
Fair value	16,104	10,156
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,493	2,646
Gross unrealized gains	2	3
Gross unrealized losses	(17)	(15)
Fair value	2,478	2,634
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,905	9,343
Gross unrealized gains	11	17
Gross unrealized losses	(29)	(3)
Fair value	9,887	9,357
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	31,349	31,932
Gross unrealized gains	84	101
Gross unrealized losses	(42)	(51)
Fair value	31,391	31,982
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	791	728
Gross unrealized gains	574	519
Gross unrealized losses	(5)	(5)
Fair value	$ 1,360	$ 1,242